Insurance Contract Liabilities and Reinsurance Assets - Summary of Components of Gross and Net Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance contract liabilities and reinsurance assets [abstract]
Gross insurance contract liabilities	$ 369,230	$ 336,156
Gross benefits payable and provision for unreported claims)	4,837	4,229
Gross policyholder amounts on deposit	11,487	10,776
Gross insurance contract liabilities	385,554	351,161	$ 328,654
Reinsurance assets	(45,769)	(41,353)
Net insurance contract liabilities	$ 339,785	$ 309,808